Cover	Jul. 29, 2024
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 on Form 8-K/A (this “Amendment No. 1”) amends the Current Report on Form 8-K of Dragonfly Energy Holdings Corp. (the “Company”) filed with the Securities and Exchange Commission (the “SEC”) on July 30, 2024. This Amendment No. 1 is being filed solely to: (i) include exhibits 10.1, 10.2, 10.3, 10.4 and 99.1 and (ii) add Item 7.01.
Document Period End Date	Jul. 29, 2024
Entity File Number	001-40730
Entity Registrant Name	DRAGONFLY ENERGY HOLDINGS CORP.
Entity Central Index Key	0001847986
Entity Tax Identification Number	85-1873463
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	1190 Trademark Drive
Entity Address, Address Line Two	#108
Entity Address, City or Town	Reno
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89521
City Area Code	(775)
Local Phone Number	622-3448
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock, par value $0.0001 per share
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	DFLI
Security Exchange Name	NASDAQ
Redeemable warrants, exercisable for common stock at an exercise price of $11.50 per share, subject to adjustment
Title of 12(b) Security	Redeemable warrants, exercisable for common stock at an exercise price of $11.50 per share, subject to adjustment
Trading Symbol	DFLIW
Security Exchange Name	NASDAQ